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Prospectus Supplement
Oct. 15, 1999*

                                                Prosp#          (MM/YY
Fund Name                                                        Printed)
Retail Funds:
AXP Blue Chip Advantage Fund                    S-6025 M         (3/99)
AXP Bond Fund                                   S-6495 N         (10/98)
AXP California Tax-Exempt Fund                  S-6328 N         (8/99)
AXP Discovery Fund                              S-6457 N         (9/99)
AXP Diversified Equity Income Fund              S-6475 M         (11/98)
AXP Emerging Markets Fund                       S-6354 D         (12/98)
AXP Equity Select Fund                          S-6426 N         (1/99)
AXP Equity Value Fund                           S-6382 G         (5/99)
AXP Extra Income Fund                           S-6370 N         (7/99)
AXP Federal Income Fund                         S-6042 P         (7/99)
AXP Global Balanced Fund                        S-6352 C         (12/98)
AXP Global Bond Fund                            S-6309 M         (12/98)
AXP Global Growth Fund                          S-6334 M         (12/98)
AXP Growth Fund                                 S-6455 P         (9/99)
AXP High Yield Tax-Exempt Fund                  S-6430 N         (1/99)
AXP Insured Tax-Exempt Fund                     S-6327 N         (8/99)
AXP Intermediate Tax-Exempt Fund                S-6353 D         (1/99)
AXP International Fund                          S-6140 M         (12/98)
AXP Managed Allocation Fund                     S-6141 N         (11/98)
AXP Massachusetts Tax-Exempt Fund               S-6328 N         (8/99)
AXP Michigan Tax-Exempt Fund                    S-6328 N         (8/99)
AXP Minnesota Tax-Exempt Fund                   S-6328 N         (8/99)
AXP Mutual                                      S-6326 N         (11/98)
AXP New Dimensions Fund                         S-6440 N         (9/99)
AXP New York Tax-Exempt Fund                    S-6328 N         (8/99)
AXP Ohio Tax-Exempt Fund                        S-6328 N         (8/99)
AXP Precious Metals Fund                        S-6142 N         (5/99)
AXP Progressive Fund                            S-6449 M         (11/98)
AXP Research Opportunities Fund                 S-6356 E         (9/99)
AXP Selective Fund                              S-6376 P         (7/99)
AXP Small Company Index Fund                    S-6357 E         (3/99)
AXP Stock Fund                                  S-6351 N         (11/98)
AXP Strategy Aggressive Fund                    S-6381 G         (5/99)
AXP Tax-Exempt Bond Fund                        S-6310 N         (1/99)
AXP Utilities Income Fund                       S-6341 N         (8/99)
AXP Small Cap Advantage Fund                    S-6427 A         (4/99)

The following information has been added under the section titled "Valuing Fund Shares":

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

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The following  information  has been added under the section titled "Two ways to request an exchange or sale of shares":

Transactions Through Third Parties
You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund is not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from AEFA or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf.

Under the heading "Waivers of the sales charge for Class A shares," the following language has been modified:

o    Purchases made:
     - through or under a wrap fee product or other investment product sponsored by AEFA or another authorized broker-dealer, investment adviser, bank or investment professional.


S-6513 A  (10/99)
*Destroy -next prospectus update